SUPPLEMENT DATED JUNE 20, 2016
TO

PROSPECTUSES DATED MAY 2, 2011
FOR MASTERS I SHARE NY, MASTERS CHOICE II NY, MASTERS FLEX II NY,
 AND MASTERS EXTRA II NY

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS EXTRA NY, MASTERS ACCESS NY, MASTERS CHOICE NY,
 AND MASTERS FLEX NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
 DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding changes to an investment option available under your Contract.

Effective June 16, 2016, the name of the following investment option was changed:

Former Name	Current Name

PIMCO Global Dividend Portfolio	PIMCO StocksPLUS® Global Portfolio

Please retain this supplement with your prospectus for future reference.